Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2024
Schedule of Operating Leases [Line Items]
Lease receivable of net investment expiration period	23 years
Remaining expiration period	55 years
Sale and leaseback transaction, gain (loss), net		¥ 2,661